Share-based payments - Warrants (Details) - $ / shares												12 Months Ended
	Aug. 15, 2025	Jan. 14, 2025	Sep. 16, 2024	Dec. 21, 2023	Sep. 20, 2023	Aug. 02, 2023	Jun. 16, 2023	Apr. 19, 2023	Feb. 17, 2023	Jan. 19, 2023	Nov. 23, 2020	Aug. 31, 2024	Aug. 31, 2025	Dec. 13, 2023
Disclosure of classes of share capital [line items]
Number of warrants to purchase voting common shares issued	175,000	23,537	1,896	103	277	368	367	283	353	412	113	277
Warrants term	5 years	5 years 6 months	5 years	5 years	3 years	3 years	3 years	3 years	3 years	3 years	5 years	3 years
Exercise price of warrants	$ 2.5	$ 15	$ 112.5	$ 1,417.5	$ 5,467.5	$ 5,467.5	$ 5,467.5	$ 5,683.5	$ 5,683.5	$ 5,683.5	$ 16,875	$ 1,417.5		$ 1,417.5
Common shares
Disclosure of classes of share capital [line items]
Number of warrants outstanding												4,431	440,146
Number of warrants or rights accounted as derivative liabilities												4,177	239,497
Number of warrants or rights accounted as contributed surplus												254	200,649